Label	Element	Value
Class K & Institutional Class Prospectus | Baillie Gifford U.S. Equity Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baillie Gifford U.S. Equity Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The U.S. Equity Growth Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Total Annual Fund Operating Expenses" or in the Example above, affect the Fund's performance. The Fund has not yet completed its first full year of operations. During the period from December 5, 2016 to December 31, 2016, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Class K and Institutional Class were unfunded as of December 31, 2016. Therefore Other Expenses have been estimated for the current fiscal year based on estimated Fund assets of $25 million, the minimum initial investment amount for Class K shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to meet its objective by investing in a portfolio of equities, which include common stock and other equity securities, of issuers located in the U.S.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in the U.S. The Fund may hold equity securities either directly or indirectly, such as through depositary receipts and may hold preferred stocks, convertible securities and warrants. The Fund typically invests primarily in issuers with a market capitalization of more than $1.5 billion and may participate in initial public offerings ("IPOs").

The portfolio managers select companies without regard to a benchmark, generally investing in a portfolio of between 40-60 quality growth companies. The portfolio managers focus on company research and the long term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, relationships with industry thought leaders and academics, and wider reading. Stock ideas will be researched to assess a range of factors, including: backdrop, competitive advantage, management, financial strength and valuation. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors. The Fund tends to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund's long-term investment outlook.

In response to adverse market, economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's net asset value and returns will be impacted by the performance of the underlying investments of the Fund. You could lose money by investing in the Fund.

The principal risks of investing in this Fund (in alphabetical order) are:

  Equity Securities Risk – Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

  Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund's investments were less focused.

  Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

  Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

  IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

  Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

  Liquidity Risk – The Fund's investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund's investments.

  Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a 5-10 year period. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term.  An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund's portfolio, including short-term losses.

  Market Disruption and Geopolitical Risk – The value of the Fund's investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

  Market Risk – The value of the Fund's investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

  Non-Diversification Risk – Certain Funds are classified as "non-diversified" funds. A non-diversified Fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other mutual funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of such Fund's shares may be more volatile than the values of shares of more diversified funds. See also "Focused Investment Risk."

  Service Provider Risk – The Fund will be affected by the Manager's investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

  Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Certain Funds are classified as "non-diversified" funds. A non-diversified Fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other mutual funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of such Fund's shares may be more volatile than the values of shares of more diversified funds. See also "Focused Investment Risk."
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on December 5, 2016 and does not have a full calendar year of performance available.  Accordingly, performance data is not included. When performance data becomes available, it will be posted to the following website: http://USmutualfund.bailliegifford.com. Past performance (before and after taxes) is not an indication of future performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on December 5, 2016 and does not have a full calendar year of performance available. Accordingly, performance data is not included.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://USmutualfund.bailliegifford.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Class K & Institutional Class Prospectus | Baillie Gifford U.S. Equity Growth Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	58
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	243
Class K & Institutional Class Prospectus | Baillie Gifford U.S. Equity Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	291
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	74
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 291

[1]	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the "Manager").
[2]	Class K and Institutional Class were unfunded as of December 31, 2016. Therefore Other Expenses have been estimated for the current fiscal year based on estimated Fund assets of $25 million, the minimum initial investment amount for Class K shares.
[3]	The Manager has contractually agreed to waive its fees and/or bear other expenses of The U.S. Equity Growth Fund through April 30, 2018 to the extent that such Fund's Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses) exceed 0.57% for Class K shares and 0.72% for Institutional Class shares. The contractual agreement may only be terminated by the Board of Trustees of the Trust.